Staff costs (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Incentive awards granted:
Current year bonus		£ 1,202	£ 1,241	£ 1,278
Deferred bonus		543	549	667
Total incentive awards granted		1,745	1,790	1,945
Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year		(384)	(388)	(457)
Add: current year charges for deferred bonuses from previous years		390	399	280
Other differences between incentive awards granted and income statement charge		(1)	35	(23)
Income statement charge for performance costs		1,750	1,836	1,745
Other income statement charges:
Salaries		5,120	4,732	4,290
Social security costs		755	714	619
Post-retirement benefits		539	563	539
Other compensation costs		555	504	431
Total compensation costs		8,719	8,349	7,624
Other resourcing costs:
Outsourcing		601	607	357
Redundancy and restructuring	£ 340	452	(7)	296
Temporary staff costs		91	113	109
Other		154	190	125
Total other resourcing costs		1,298	903	887
Total staff costs		10,017	9,252	8,511
Internally generated
Other income statement charges:
Total compensation costs		860	604	484
Defined contribution schemes
Other income statement charges:
Post-retirement benefits		371	313	289
Pension defined benefit plans
Other income statement charges:
Post-retirement benefits		£ 168	£ 250	£ 250